Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Use of estimates:
a.	Use of estimates:

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Such management estimates and assumptions are related, but not limited to contingent liabilities, income tax uncertainties, deferred taxes, share-based compensation, value of intangible assets and goodwill, as well as the determination of revenue recognition from contracts accounted for based on the estimate of percentage of completion. The Company’s management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Financial statements in United States dollars:
b.	Financial statements in United States dollars:

The currency of the primary economic environment in which the operations of Sapiens and certain subsidiaries are conducted is the U.S. dollar (“dollar”); thus, the dollar is the functional currency of Sapiens and certain subsidiaries.

Sapiens and certain subsidiaries’ transactions and balances denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been remeasured to dollars in accordance with ASC 830, “Foreign Currency Matters”. All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of income as financial income or expenses, as appropriate.

For those subsidiaries, whose functional currency has been determined to be their local currency, assets and liabilities are translated at year-end exchange rates and statement of income items are translated at average exchange rates prevailing during the year. Such translation adjustments are recorded as a separate component of accumulated other comprehensive income (loss) in equity.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its majority-owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

Non-controlling interests of subsidiaries represent the non-controlling shareholders’ share of the total comprehensive income (loss) of the subsidiaries and fair value of the net assets upon the acquisition of the subsidiaries. The non-controlling interests are presented in equity separately from the equity attributable to the equity holders of the Company.

According to the share purchase agreement of Tiful Gemel, the Company will purchase the remainder of Tiful Gemel’s outstanding shares on June 1, 2023 for $450. This resulted in classification of the mandatory redeemable noncontrolling interests associated with the acquisition of Tiful Gemel as a liability in the Company’s consolidated balance sheet. See Note 1.b.
Principles of consolidation:
c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its majority-owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

Non-controlling interests of subsidiaries represent the non-controlling shareholders’ share of the total comprehensive income (loss) of the subsidiaries and fair value of the net assets upon the acquisition of the subsidiaries. The non-controlling interests are presented in equity separately from the equity attributable to the equity holders of the Company.

According to the share purchase agreement of Tiful Gemel, the Company will purchase the remainder of Tiful Gemel’s outstanding shares on June 1, 2023 for $450. This resulted in classification of the mandatory redeemable noncontrolling interests associated with the acquisition of Tiful Gemel as a liability in the Company’s consolidated balance sheet. See Note 1.b.4 for further information related to the acquisition of Tiful Gemel.

Cash equivalents:
d.	Cash equivalents:
Cash equivalents are short-term highly liquid investments that are readily convertible to cash, with original maturities of three months or less at acquisition.
Short-term bank deposits:
e.	Short-term bank deposits:

Bank deposits with maturities of more than three months at acquisition but less than one year are included in short-term bank deposits. Such deposits are stated at cost which approximates fair values.

Investment in restricted deposit:
f.	Investment in restricted deposit:

As of December 31, 2019, the Company maintained a certain cash amount deposited in a trust in order to secure the acquisition of sum.cumo GmbH. Such deposit has been withdrawn and paid to Sum.Cumo GmbH shareholders as of the closing date on February 2020.

Property and equipment, net:
g.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Computers and peripheral equipment	20 - 33
Office furniture and equipment	6 - 33
Buildings	2.5

Leasehold improvements are amortized using the straight-line method over the term of the lease (including option terms that are deemed to be reasonably assured) or the estimated useful life of the improvements, whichever is shorter.

Leases:
h.	Leases:

Effective of January 1, 2019, the Company adopted Topic 842, which requires the recognition of lease assets and lease liabilities by lessees for leases classified as operating leases. The Company adopted Topic 842 using the modified retrospective transition approach by applying the new standard to all leases existing on the date of initial application. The Company elected to keep leases with an initial term of 12 months or less, which do not include an option to renew the lease agreement, off the balance sheet, and recognize the associated lease payments in the consolidated statements of income on a straight-line basis over the lease term.

The Company determines if an arrangement is a lease at inception. The Company’s assessment is based on: (1) whether the contract involves the use of an identified asset, (2) whether the Company obtains the right to substantially all of the economic benefits from the use of the asset throughout the period of use, and (3) whether the Company has the right to direct the use of the asset.

Leases are classified as either finance leases or operating leases. A lease is classified as a finance lease if any one of the following criteria are met: the lease transfers ownership of the asset by the end of the lease term, the lease contains an option to purchase the asset that is reasonably certain to be exercised, the lease term is for a major part of the remaining useful life of the asset, the present value of the lease payments equals or exceeds substantially all of the fair value of the asset, or the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of lease term. A lease is classified as an operating lease if it does not meet any one of these criteria. Since all of the Company’s lease contracts do not meet any one of the criteria above, the Company concluded that all of its lease contracts should be classified as operation leases.

ROU assets and liabilities are recognized on the commencement date based on the present value of remaining lease payments over the lease term. For this purpose, the Company considers only payments that are fixed and determinable at the time of commencement. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate (“IBR”) based on the information available on the commencement date in determining the present value of lease payments. The Company’s IBR is estimated to approximate the interest rate for collateralized borrowing with similar terms and payments and in economic environments where the leased asset is located. Certain leases include options to extend or terminate the lease. The ROU asset also includes any lease payments made prior to commencement and is recorded net of any lease incentives received. Moreover, the ROU asset may also include initial direct costs, which are incremental costs of a lease that would not have been incurred if the lease had not been obtained. The Company uses the long-lived assets impairment guidance in Accounting Standards Codification (“ASC”) Subtopic 360-10, “Property, Plant, and Equipment - Overall,” to determine whether a right-of-use asset is impaired, and if so, the amount of the impairment loss to recognize. An option to extend the lease is considered in connection with determining the ROU asset and lease liability when it is reasonably certain that the Company will exercise that option. An option to terminate is considered unless it is reasonably certain that the Company will not exercise the option.

Offices

The Company leases space for offices in various locations worldwide under operating leases. These contracts are considered as operating leases.

Motor vehicles

The Company leases motor vehicles. Each leasing contract is generally valid for a term of three years. These contracts are considered as operating leases presented in ROU assets.

The Company elected the practical expedient to not separate lease and non-lease components from its leases.

Research and development costs:
i.	Research and development costs:

Research and development costs incurred in the process of software production before establishment of technological feasibility are charged to expenses as incurred. Certain internal and external costs incurred to develop software to be sold are capitalized after technological feasibility is established in accordance with ASC 985-20, “Software - Costs of Software to be Sold Leased, or Marketed”. Based on the Company’s product development process, technological feasibility is established upon completion of a detailed program design.

Costs incurred by the Company between completion of the detailed program design and the point at which the product is ready for general release, have been capitalized.

Capitalized software development costs are amortized by the straight-line method over the estimated useful life of the software products (primarily seven years).

Business combinations:
j.	Business combinations:

The Company accounts for its business acquisitions in accordance with Accounting Standards Codification ASC No. 805, “Business Combinations”. The Company uses its best estimates and assumptions as part of the purchase price allocation process to value assets acquired and liabilities assumed at the business combination date. The total purchase price allocated to the tangible assets acquired is assigned based on the fair values as of the date of the acquisition. Goodwill generated from the business combinations is primarily attributable to synergies between the Company and acquired companies’ respective products and services. Acquisition-related expenses are recognized separately from the business combination and are expensed as incurred.

The Company accounts for a transaction that does not meet the definition of a business as an asset acquisition Under ASU No. 2017-01, “Business Combinations (Topic 805): Clarifying the Definition of a Business (“2017-01”), while first determine whether substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets. If this threshold is met, the single asset or group of assets, as applicable, is not a business.

Other intangible assets, net:
k.	Other intangible assets, net:

Technology and patents acquired are amortized over their estimated useful life on a straight-line basis. The acquired customer relationships are amortized over their estimated useful lives in proportion to the economic benefits realized method. The average annual rates for other intangible assets are as follows:

%

Technology	13 - 50
Customer relationships	7 - 15
Patent	10

Impairment of long-lived assets:
l.	Impairment of long-lived assets:

The Company’s long-lived assets and identifiable intangibles that are subject to amortization are reviewed for impairment in accordance with ASC 360 “Property, Plant, and Equipment”, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. ASC 360 provides examples of events or changes in circumstances that might indicate that impairment exists for a particular long-lived asset or asset group.

Among those events and circumstances that the Company believes to be impairment indicators are:

-	A significant decrease in the market price of a long-lived asset (asset group)
-	A significant adverse change in the extent or manner in which a long-lived asset (asset group) is being used or in its physical condition

The recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During 2018 and 2019, no impairment losses have been identified.

During 2020, the Company identified an impairment loss of $351 as outlined in Note 5.

Goodwill:
m.	Goodwill:

Goodwill is carried at cost and is not amortized but rather is tested for impairment at least annually or between annual tests in certain circumstances.

Goodwill represents the excess of the purchase price in a business combination over the fair value of the identifiable tangible and intangible assets acquired. Under ASC 350, “Intangibles- Goodwill and Other” (“ASC 350”), goodwill is subject to an annual impairment test at December 31 of each year or more frequently if impairment indicators are present. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. The Company operates in four reporting units: L&P (Life & Pension), P&C (Property & Casualty), Decision and IPELS (Israel, Poland, Emerge, Latvia, Spain).

ASC 350 allows an entity to first assess qualitative factors to determine whether it is necessary to perform the quantitative goodwill impairment test. If the qualitative assessment does not result in a more likely than not indication of impairment, no further impairment testing is required. If the Company elects not to use this option, or if the Company determines that it is more likely than not that the fair value of a reporting unit is less than its carrying value, then the Company prepares a quantitative analysis to determine whether the carrying value of a reporting unit exceeds its estimated fair value. If the carrying value of a reporting unit would exceed its estimated fair value, the Company would have recognizes an impairment of goodwill for the amount of this excess, in accordance with the guidance in FASB Accounting Standards Update (“ASU”) No. 2017-04, Intangibles - Goodwill and Other (Topic 350), Simplifying the Test for Goodwill Impairment, which was adopted as of January 1, 2020.

For the years ended December 31, 2018, 2019 and 2020, no impairment of goodwill has been recorded.

Revenue recognition:
n.	Revenue recognition:

The Company implements the provisions of Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“ASC 606”). See Note 17 for further disclosures.

Revenues are recognized when control of the promised goods or services are transferred to the customers, in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services.

The Company determines revenue recognition through the following steps:

-	identification of the contract with a customer;
-	identification of the performance obligations in the contract;
-	determination of the transaction price;
-	allocation of the transaction price to the performance obligations in the contract; and
-	recognition of revenue when, or as, the Company satisfies a performance obligation.

Most of the Company’s contracts contain multiple performance obligations. which are accounted for separately if they are distinct.

On most occasions, the Company generates revenues from sales of software licenses which include significant implementation and customization services. Such software licenses and implementation and customization services are not considered distinct performance obligations and are accounted for as one performance obligation. In addition, the Company generates revenues from post implementation consulting services and maintenance services.

Revenues from contracts (either fixed price or Time and Materials  (T&M)) that involve significant implementation, customization, or integration of the Company’s software license to customer-specific requirements are performance obligations that are satisfied over time. The underlying deliverable is owned and controlled by the customer and does not create an asset with an alternative use to the Company.

In addition, the Company has enforceable right to payment for performance completed to date. Accordingly, the Company recognizes revenue on such contracts over time, using the percentage of completion accounting method. The Company recognizes revenue and gross profit as the work is performed, based on a ratio between actual costs incurred compared to the total estimated costs for the contract. Provisions for estimated losses on uncompleted contracts are made during the period in which such losses become probable, in the amount of the estimated loss on the entire contract. Determining the projected labor costs requires understanding the project-specific circumstances, including the specific terms and conditions of each complex contract, changes to the project schedule, and complexity of the project.

When post implementation and consulting services do not involve significant customization, the Company accounts for such services as performance obligations satisfied over time and revenues are recognized as the services are provided.

When the Company enters into a contract for the sale of software license which does not require significant implementation services, and the customer receives the rights to use the perpetual or term-based software license, the Company recognizes revenue from the sale of the software license at the time of delivery, when the customer receives control of the software license. The software license is considered a distinct performance obligation, as the customer can benefit from the software on its own.

The Company allocates the transaction price for each contract to each performance obligation identified in the contract based on the relative standalone selling price (SSP). The Company determines SSP for the purposes of allocating the transaction price to each performance obligation by considering several external and internal factors including, but not limited to, transactions where the specific performance obligation is sold separately, historical actual pricing practices and geographies in which the Company offers its services. If a specific performance obligation, such as the software license, is sold for a broad range of amounts (that is, the selling price is highly variable) or if the Company has not yet established a price for that good or service, and the good or service has not previously been sold on a standalone basis (that is, the selling price is uncertain), the Company applies the residual approach whereby all other performance obligations within a contract are first allocated a portion of the transaction price based upon their respective SSPs with any residual amount of transaction price allocated to the remaining specific performance obligation.

In addition to software license fees, contracts with customers may contain an agreement to provide for maintenance services. The Company considers the maintenance performance obligation as a distinct performance obligation that is satisfied over time, and recognized on a straight-line basis over the contractual period.

Sales commissions are considered incremental and recoverable costs of obtaining a contract with a customer. Sales commissions paid for initial contracts, which are not commensurate with sales commissions paid for renewal contracts, are capitalized and amortized over an expected period of benefit. Sales commissions on initial contracts, which are commensurate with sales commissions paid for renewal contracts, are capitalized and then amortized correspondingly to the recognized revenue of the related initial contracts. Sales commissions for renewal contracts are capitalized and then amortized on a straight-line basis over the related contractual renewal period. If the expected amortization period is one-year or less, the company uses the practical expedient and the commission fee is expensed as incurred.

Amortization expense related to these costs are included in sales, marketing, general and administrative expenses.

Income taxes:
o.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, “Income Taxes”. This topic prescribes the use of the asset and liability method, whereby deferred tax asset and liability account balances are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value.

The Company implements a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement.

The Company classifies interest as financial expense and penalties as selling, marketing, general and administrative expenses.

Concentrations of credit risks:
p.	Concentrations of credit risks:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, trade receivables, unbilled receivables and contract assets, and foreign currency derivative contracts.

The Company’s cash and cash equivalents are invested in bank deposits mainly in dollars and NIS. Deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Generally, these banks deposits may be redeemed upon demand and therefore bear minimal risk.

The Company’s trade receivables are generally derived from sales to large and solid organizations located mainly in North America, Europe, and the rest of the world.

The Company performs ongoing credit evaluations of its customers and to date has not experienced any material losses. In certain circumstances, the Company may require prepayment.

The Company entered into forward contracts, and option contracts intended to protect against the increase in value of forecasted non-dollar currency cash flows. The derivative instruments hedge a portion of the Company’s non-dollar currency exposure.

No off-balance sheet concentrations of credit risk exist.

Accrued severance pay and retirement plans:
q.	Accrued severance pay and retirement plans:

The Company’s liability for severance pay for its Israeli employees is calculated pursuant to Israel’s Severance Pay Law based on the most recent monthly salary of the employees multiplied by the number of years of employment as of the balance sheet date. Employees are entitled to one month’s salary for each year of employment, or a portion thereof. The Company’s liability is fully provided by monthly deposits with insurance policies and severance pay funds and by an accrual.

The deposited funds include profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel’s Severance Pay Law or employment agreements. The value of the deposited funds is based on the cash surrendered value of these policies and recorded as an asset in the Company’s consolidated balance sheet.

In addition, the Company signed a collective agreement with certain employees, according to which the Company’s contributions for severance pay shall be in lieu of severance compensation and that upon release of the policy to the employee, no additional payments shall be made by the Company to the employee. Generally, the Company, under its sole discretion, pays to these employees the entire liability, irrespective of the collective agreement described per above. Therefore, the net obligation related to those employees is stated on the balance sheet as accrued severance pay.

The Company’s agreements with certain employees in Israel are in accordance with Section 14 of the Severance Pay Law, whereas, the Company’s contributions for severance pay shall be in lieu of its severance liability. Upon contribution of the full amount of the employee’s monthly salary, and release of the policy to the employee, no additional calculations shall be conducted between the parties regarding the matter to severance pay and no additional payments shall be made by the Company to the employee. Further, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as they are legally released from obligation to employees once the deposit amounts have been paid.

Severance expense for the years 2018, 2019 and 2020 amounted to $3,919 and $3,718 and $4,020, respectively.

The Company has a 401(k) retirement savings plan for most of its U.S. employees. Each eligible employee may elect to contribute a portion of its employee’s compensation to the plan. The Company has a discretionary employer match. In the reporting periods, this match ranges from 2-3% if an employee contributed 6%.

Such 401(k) employer match expense for the year 2018, 2019 and 2020 amounted to $854, $1,144 and $1,233, respectively.

Basic and diluted net earnings per share:
r.	Basic and diluted net earnings per share:

Basic net earnings per share are computed based on the weighted average number of common shares outstanding during each year. Diluted net earnings per share are computed based on the weighted average number of common shares outstanding during each year plus dilutive potential equivalent common shares considered outstanding during the year, in accordance with ASC 260, “Earnings Per Share”.

Stock-based compensation:
s.	Stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, “Compensation - Stock Compensation” (“ASC 718”), which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model.

The Company uses the Binomial Lattice (“Binomial model”) option-pricing model to estimate the fair value for any options granted. The Binomial model takes into account variables such as volatility, dividend yield rate, and risk-free interest rate and also allows for the use of dynamic assumptions and considers the contractual term of the option, and the probability that the option will be exercised prior to the end of its contractual life. The company recognizes forfeitures of equity-based awards as they occur.

Stock-based compensation cost is measured at the grant date, based on the fair value of the award. The Company recognizes compensation expense for the value of its awards, which have graded vesting, on a straight-line basis when the only condition to vesting is continued service. If vesting is subject to a performance condition, recognition is based on the implicit service period of the award. Expense for awards with performance conditions is estimated and adjusted on a quarterly basis based upon the assessment of the probability that the performance condition will be met.

The fair value of each option granted in 2018 and 2019 and 2020 using the Binomial model, was estimated on the date of grant with the following assumptions:

	Year ended December 31,
	2018	2019	2020

Contractual life	6 years	6 years	6 years
Expected exercise factor	2-2.8	2-2.8	2-2.8
Dividend yield	0%	0%	0%
Expected volatility (weighted average)	30.0%-31.7%	30.5%-30.9%	31.0%-35.2%
Risk-free interest rate	2.6%-3.1%	1.6%-2.6%	0.4%-1.8%

The risk-free interest rate assumption is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term as of the Company’s employee stock options. Since dividend payment is applied to reduce the exercise price of the option, the effect of the dividend protection is reflected by using an expected dividend assumption of zero.

The expected life of options granted is derived from the output of the option valuation model and represents the period of time the options are expected to be outstanding. The expected exercise factor is based on industry acceptable rates since no actual historical behavior by option holders exists. Expected volatility is based on the historical volatility of the Company.

Fair value of financial instruments:
t.	Fair value of financial instruments:

ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 -	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The Company measures its foreign currency derivative instruments at fair value.

Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The carrying amounts of cash and cash equivalents, accounts receivable, unbilled receivables and contract assets, other receivables and prepaid expenses and accounts payable approximate fair value due to the short-term maturities of such instruments.

The following table presents liabilities measured at fair value on a recurring basis as of December 31, 2019 and 2020:

	December 31,
	2019	2020
	Fair value measurement using input Level 2
Accrued expenses and other liabilities:

Derivative instruments	$(67)	$(707)

Total liabilities	$(67)	$(707)

Derivatives and hedging:
u.	Derivatives and hedging:

The Company enters into option contracts and forward contracts to hedge certain transactions denominated in foreign currencies. The purpose of the Company’s foreign currency hedging activities is to protect the Company from risk that the eventual dollar cash flows from international activities will be adversely affected by changes in the exchange rates. The Company’s option and forward contracts do not qualify as hedging instruments under ASC 815, “Derivatives and hedging”. Changes in the fair value of option strategies are reflected in the consolidated statements of income as financial income or expense.

In 2018, 2019 and 2020, the Company entered into option contracts in the notional amounts of $40,871, $24,296 and $1,650, respectively, and in 2018, 2019 and 2020 the Company entered into forward contracts in the aggregate notional amounts of $17,731, $74,297 and $260,862, respectively, in order to protect against foreign currency fluctuations.

As of December 31, 2018, 2019 and 2020, the Company had outstanding options and forward contracts, in the notional amount of $4,950, $15,384 and $3,866, respectively.

In 2018, 2019 and 2020, the Company recorded income (expense) of $(869), $535 and $104 respectively, with respect to the above transactions, presented in the statements of income as part of financial expenses, net.

Treasury shares:
v.	Treasury shares:
Repurchased common shares are held as treasury shares. The Company presents the cost to repurchase treasury stock as a reduction of shareholders’ equity.
Comprehensive income (loss):
w.	Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with ASC 220, “Comprehensive Income”. Comprehensive income generally represents all changes in shareholders’ equity during the period except those resulting from investments by, or distributions to, shareholders.

The components of accumulated other comprehensive income (loss), of $(2,381) and $11,026 at December 31, 2019 and 2020, respectively, are mainly comprised from foreign currency translation differences.

Trade Receivables and Allowances:
x.	Trade Receivables and Allowances:

Accounts receivable are recorded and carried at the original invoiced amount less an allowance for any potential uncollectible amounts. The Company makes estimates of expected credit losses for the allowance for doubtful accounts in respect of trade receivables and unbilled receivables based upon its assessment of various factors, including historical experience, the age of the accounts receivable balances, credit quality of its customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from customers.

Estimated credit loss allowance is recorded as general and administrative expenses on the Company’s consolidated statements of income. As of December 31, 2020, $48,623 of trade receivables is presented net of an allowance of $1,558.

Recently adopted accounting pronouncements:
y.	Recently adopted accounting pronouncements:

On January 1, 2020, the Company adopted Accounting Standards Update No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, using the modified retrospective transition method. Upon adoption, the Company changed its impairment model to utilize a forward-looking current expected credit losses (CECL) model in place of the incurred loss methodology for financial instruments measured at amortized cost, including trade receivables. The adoption by the Company of the new guidance did not have a material impact on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Accounting for Goodwill Impairment (“ASU 2017-04”). ASU 2017-04 eliminates Step 2 of the goodwill impairment test, which requires the calculation of the implied fair value of goodwill by assigning the fair value of a reporting unit to all of its assets and liabilities as if that reporting unit had been acquired in a business combination. Instead, an entity will compare the fair value of a reporting unit with it carrying amount and recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value. ASU 2017-04 is effective for annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019. The Company adopted ASU 2017-04 as of January 1, 2020 with no material impact on its consolidated financial statements.

Recently issued accounting pronouncements:
z.	Recently issued accounting pronouncements:

In December 2019, the FASB issued Accounting Standard Update No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (ASU 2019-12), which simplifies the accounting for income taxes. ASU 2019-12 is effective for annual reporting periods, and interim periods within those years, beginning after December 15, 2020. The Company is currently evaluating the impact of the new guidance on its consolidated financial statements.